Stockholder Payable (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stockholders' payable balance outstanding	$ 6,365,000		$ 5,575,000	$ 4,470,000
Chairperson and President [Member]
Proceeds from related party	795,000	$ 589,000	1,123,000	1,243,000
Refund to related party	$ 4,000	$ 69,000	$ 18,000	$ 144,000